Statutory Reserves and Restricted Net Assets - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 653,334	$ 498,688	$ 133,161
Prepayments and other current assets	16,179	11,053
Total current assets	903,016	847,798
Non-current assets:
Total non-current assets	200,764	218,602
Total assets	1,103,780	1,066,400
Liabilities
Accruals and other current liabilities	33,024	36,698
Other non-current liabilities	767	3,891
Total liabilities	96,332	95,835
Shareholders' equity:
Treasury stock (US$0.00005 par value; 16,795,331 and 8,785,711 shares as of December 31, 2023 and 2024, respectively)	(15,726)	(53,630)
Additional paid-in capital	1,612,712	1,616,105
Accumulated other comprehensive loss	(19,716)	(17,091)
Accumulated deficit	(569,851)	(574,848)
Total shareholders' equity	1,007,448	970,565	$ 962,167	$ 1,113,661
Total liabilities and shareholders' equity	1,103,780	1,066,400
Ordinary shares
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	25	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	4	4
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	96	21,393
Prepayments and other current assets	549	785
Total current assets	272,804	309,846
Non-current assets:
Investment in subsidiaries and VIE	740,268	669,084
Total non-current assets	740,268	669,084
Total assets	1,013,072	978,930
Liabilities
Accruals and other current liabilities	4,857	4,474
Other non-current liabilities	767	3,891
Total liabilities	5,624	8,365
Shareholders' equity:
Treasury stock (US$0.00005 par value; 16,795,331 and 8,785,711 shares as of December 31, 2023 and 2024, respectively)	(15,726)	(53,630)
Additional paid-in capital	1,612,712	1,616,105
Accumulated other comprehensive loss	(19,716)	(17,091)
Accumulated deficit	(569,851)	(574,848)
Total shareholders' equity	1,007,448	970,565
Total liabilities and shareholders' equity	1,013,072	978,930
Reportable Legal Entities | Parent Company | Related Party
Current assets:
Amounts due from subsidiaries	272,159	287,668
Reportable Legal Entities | Class A ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	25	25
Reportable Legal Entities | Class B ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 4	$ 4